Statutory Reserve (Tables)	12 Months Ended
Jun. 30, 2024
Statutory Reserve [Abstract]
Schedule of Statutory Reserve	For the fiscal years ended June 30, 2024, 2023, and 2022, the Company provided statutory reserve as follows:
Balance - June 30, 2021	$1,241,573
Appropriation to statutory reserve	257,796
Balance - June 30, 2022	1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	1,537,228
Appropriation to statutory reserve	1,215
Balance - June 30, 2024	$1,538,443